Variable Interest Entities - Narrative (Details)	3 Months Ended
Mar. 31, 2023
Pacific Iron Products
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage	50.00%
Viance
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage	50.00%